Vanguard Market Liquidity Fund Investment Strategy - Investor Prospectus [Member] - Vanguard Market Liquidity Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing primarily in high-quality, short-term money market instruments. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities issued by the U.S. government or its agencies and instrumentalities, which includes repurchase agreements that are collateralized solely by U.S. government securities or by cash. The Fund has elected to operate as a government money market fund under Rule 2a-7 of the Investment Company Act of 1940, as amended. Government money market funds are required to invest at least 99.5% of their total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized solely by U.S. government securities or by cash. The Fund generally invests 100% of its assets in cash and U.S. government securities (including repurchase agreements) and therefore satisfies the requirement for designation as a government money market fund. The Fund maintains a floating share price, or net asset value (NAV); maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less; meets applicable daily, weekly, and general liquidity requirements; and invests only in high-quality securities with effective maturities of 397 days or less. To be eligible for investment by the Fund, a security must be determined by methods approved by the board of trustees of Vanguard CMT Funds to present minimal credit risk. As a result, the Fund selects securities based in part on a consideration of maturity, portfolio diversification, portfolio liquidity, and credit quality. The Fund may impose a liquidity fee of up to 2% on all redemptions if the board of trustees of Vanguard CMT Funds determines that such a fee is in the Fund’s best interest. Some of the securities held by the Fund, while considered high quality, are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. Securities held by the Fund may pay fixed, variable, or floating rates of interest.